UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02556

Name of Fund: Ready Assets Government Liquidity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets

            Government Liquidity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	Ready Assets Government Liquidity Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae:
5.00%, 2/13/17 - 5/11/17	$26,006	$26,244,294
0.63%, 6/01/17 (a)	5,345	5,333,775
0.80%, 7/20/17 (b)	13,500	13,499,679
0.78%, 8/16/17 (b)	15,500	15,499,159
0.78%, 10/05/17 (b)	18,750	18,748,071
Federal Farm Credit Bank:
0.79%, 3/16/17 (b)	22,000	21,999,470
0.60%, 3/30/17 (a)	12,765	12,753,075
0.91%, 4/24/17 (b)	9,500	9,499,888
0.50%, 5/04/17 (a)	13,565	13,547,667
0.64%, 6/08/17 (a)	9,715	9,693,066
0.85%, 11/20/17 (b)	12,500	12,499,495
0.81%, 11/22/17 (b)	15,000	14,998,770
0.90%, 12/04/17 (b)	22,000	22,000,000
0.96%, 1/23/18 (b)	7,110	7,110,068
0.95%, 4/04/18 (b)	20,000	19,997,643
0.97%, 6/18/18 (b)	11,085	11,086,596
Federal Home Loan Bank:
0.44%, 2/01/17 (a)	56,405	56,405,000
0.45%, 2/02/17 (a)	7,895	7,894,901
0.75%, 2/07/17 (b)	10,000	9,999,974
0.50%, 2/08/17 (a)	81,320	81,312,067
0.47%, 2/10/17 (a)	19,020	19,017,765
0.48%, 2/15/17 - 2/24/17 (a)	36,365	36,354,957
0.52%, 2/17/17 - 3/10/17 (a)	223,870	223,803,190
0.50%, 2/23/17 (a)	22,080	22,073,253
0.53%, 2/27/17 (a)	8,655	8,651,687
0.53%, 3/08/17 (a)	51,970	51,943,373
0.52%, 3/10/17 (a)	68,000	67,963,169
0.78%, 3/14/17 (b)	20,000	19,999,560
0.53%, 3/17/17 - 4/17/17 (a)	91,885	91,797,314
0.54%, 3/22/17 - 4/21/17 (a)	31,855	31,823,823
0.54%, 3/22/17 (a)	75,000	74,945,385
0.55%, 3/24/17 (a)	19,600	19,584,867
0.55%, 3/29/17 - 4/05/17 (a)	41,310	41,271,625
0.55%, 4/03/17 - 5/01/17 (a)	21,960	21,935,257
0.55%, 4/05/17 (a)	11,495	11,484,037
0.92%, 4/05/17 (b)	15,960	15,960,000
0.58%, 4/10/17 (b)	9,140	9,130,073
0.59%, 5/10/17 (b)	17,500	17,499,038

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank (continued):
0.58%, 5/22/17 (b)	$20,000	$19,964,861
0.57%, 6/09/17 (a)	16,310	16,276,945
0.82%, 7/06/17 - 7/07/17 (b)	46,055	46,055,000
0.64%, 8/02/17 (b)	15,120	15,070,467
0.69%, 8/25/17 (b)	11,905	11,905,000
0.85%, 8/25/17 (b)	14,975	14,975,000
0.75%, 10/18/17 (b)	15,665	15,580,474
0.76%, 11/02/17 (b)	12,285	12,285,000
0.97%, 1/26/18 (b)	11,000	11,000,000
0.77%, 5/30/18 (b)	15,905	15,905,000
0.73%, 7/09/18 (b)	20,200	20,200,000
Freddie Mac:
0.51%, 2/17/17 (a)	20,000	19,995,467
0.88%, 2/22/17	3,550	3,550,726
0.48%, 4/06/17 (a)	11,335	11,325,327
0.50%, 5/16/17 (a)	15,000	14,978,333
0.75%, 7/14/17	6,000	6,003,133
0.91%, 7/21/17 (b)	19,000	18,999,090
1.00%, 9/29/17	13,650	13,674,303
0.73%, 10/16/17 (a)	12,490	12,424,910
0.97%, 3/08/18 (b)	16,000	16,000,000
Total U.S. Government Sponsored Agency Obligations — 75.7%		1,491,530,067

U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.42%, 2/02/17	11,440	11,439,870
0.55%, 3/16/17	20,000	19,987,100
U.S. Treasury Notes:
0.63%, 6/30/17	34,305	34,310,838
0.88%, 10/15/17	8,000	8,007,609
0.67%, 10/31/17 (b)	18,637	18,632,024
Total U.S. Treasury Obligations — 4.7%		92,377,441
Total Repurchase Agreements — 20.5%		404,260,000
Total Investments (Cost — $1,988,167,508*) — 100.9%		1,988,167,508
Liabilities in Excess of Other Assets — (0.9)%		(17,488,780)

Net Assets — 100.0%		$1,970,678,728

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate as of period end.

READY ASSETS GOVERNMENT LIQUIDITY FUND	JANUARY 31, 2017	1

Schedule of Investments (continued)	Ready Assets Government Liquidity Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
BNP Paribas Securities Corp.	0.54%	1/31/17	2/01/17	$15,000	$15,000	$15,000,225	U.S. Treasury Obligation, 0.00% to 4.50%, due 5/15/17 to 5/15/44	$16,873,844	$15,300,000
	0.51%	1/20/17	2/07/17	16,055	16,055	16,056,592	U.S. Treasury Obligation, 0.00% to 1.75%, due 11/15/17 to 2/15/46	20,623,963	16,376,100

Total BNP Paribas Securities Corp.					$31,055				$31,676,100
Goldman Sachs & Co.	0.63%	1/26/17	2/02/17	26,500	26,500	26,503,246	U.S. Government Sponsored Agency Obligation, 3.50% to 4.00%, due 9/20/44 to 11/20/46	29,815,180	27,030,001
HSBC Securities (USA), Inc.	0.51%	1/25/17	2/01/17	4,500	4,500	4,500,446	U.S. Treasury Obligation, 0.13%, due 4/15/21	4,450,000	4,592,258
	0.52%	1/31/17	2/07/17	19,205	19,205	19,206,942	U.S. Treasury Obligation, 0.13%, due 4/15/21	18,985,000	19,591,912

Total HSBC Securities (USA), Inc.					$23,705				$24,184,170
J.P. Morgan Securities LLC	0.95%[1]	1/31/17	3/07/17	44,000	44,000	44,040,639	U.S. Treasury Obligation, 0.63%, due 1/15/26	43,425,000	44,880,170
	0.54%	1/31/17	2/01/17	20,000	20,000	20,000,300	U.S. Treasury Obligation, 2.13%, due 9/30/21	20,075,000	20,402,638

Total J.P. Morgan Securities LLC					$64,000				$65,282,808
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.54%	1/31/17	2/01/17	10,000	10,000	10,000,150	U.S. Treasury Obligation, 1.88%, due 1/31/22	10,232,000	10,200,025
	0.55%	1/31/17	2/01/17	18,000	18,000	18,000,275	U.S. Government Sponsored Agency Obligation, 3.50%, due 1/20/47	17,663,074	18,360,000
	0.63%	1/26/17	2/02/17	24,500	24,500	24,503,001	U.S. Government Sponsored Agency Obligation, 3.50%, due 1/01/47	24,616,759	25,235,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$52,500				$53,795,026
Mizuho Securities USA, Inc.	0.56%	1/31/17	2/01/17	2,000	2,000	2,000,031	U.S. Treasury Obligation, 4.00%, due 8/15/18	1,917,100	2,040,083
Morgan Stanley & Co. LLC	0.51%	1/31/17	2/01/17	10,000	10,000	10,000,142	U.S. Government Sponsored Agency Obligation, 2.88% to 3.50%, due 9/15/24 to 4/20/46	9,916,401	10,200,000

2	READY ASSETS GOVERNMENT LIQUIDITY FUND	JANUARY 31, 2017

Schedule of Investments (continued)	Ready Assets Government Liquidity Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
RBC Capital Markets LLC	0.52%	1/31/17	2/01/17	$51,000	$51,000	$51,000,737	U.S. Treasury Obligation, 0.00% to 8.00%, due 12/07/17 to 11/15/21	$40,654,000	$52,020,084
	0.53%	1/31/17	2/01/17	20,000	20,000	20,000,294	U.S. Government Sponsored Agency Obligation, 2.00% to 5.97%, due 4/25/35 to 1/20/47	244,653,896	20,618,116

Total RBC Capital Markets LLC					$71,000				$72,638,200
Societe Generale SA	0.53%	1/31/17	2/01/17	5,000	5,000	5,000,074	U.S. Treasury Obligation, 1.13%, due 1/31/19	5,109,600	5,100,020
	0.58%	1/04/17	2/07/17	25,500	25,500	25,501,856	U.S. Treasury Obligation, 1.13% to 1.63%, due 1/31/19 to 7/31/19	25,854,500	26,010,055

Total Societe Generale SA					$30,500				$31,110,075
TD Securities (USA) LLC	0.53%	1/31/17	2/01/17	55,000	55,000	55,000,810	U.S. Treasury Obligation, 1.63%, due 6/30/20	56,934,800	56,100,071
	0.55%	1/31/17	2/01/17	25,000	25,000	25,000,382	U.S. Government Sponsored Agency Obligation, 3.50% to 4.50%, due 12/20/41 to 2/01/46	37,430,448	25,701,070

Total TD Securities (USA) LLC					$80,000				$81,801,141
Wells Fargo Securities LLC	0.56%	1/31/17	2/07/17	13,000	13,000	13,001,416	U.S. Government Sponsored Agency Obligation, 3.50%, due 4/01/46	13,601,860	13,390,000

Total					$404,260				$413,147,604

[1]	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

READY ASSETS GOVERNMENT LIQUIDITY FUND	JANUARY 31, 2017	3

Schedule of Investments (concluded)	Ready Assets Government Liquidity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities [1]	—	$1,988,167,508	—	$1,988,167,508

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

4	READY ASSETS GOVERNMENT LIQUIDITY FUND	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Government Liquidity Fund

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         Ready Assets Government Liquidity Fund

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         Ready Assets Government Liquidity Fund

Date: March 23, 2017

By:    /s/ Neal J. Andrews

         Neal J. Andrews

         Chief Financial Officer (principal financial officer) of

         Ready Assets Government Liquidity Fund

Date: March 23, 2017